4301 Wilson Boulevard

Arlington, VA 22203

VIA EDGAR

May 5, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Homestead Funds, Inc.
File Nos. 33-35788 and 811-06136

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Homestead Funds, Inc. (“HFI”) hereby certifies that:

1.

The form of HFI’s Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in post-effective amendment no. 81 to HFI’s registration statement on Form N-1A, which is the most recent amendment to HFI’s registration statement on Form N-1A; and

2.	The text of post-effective amendment no. 81 to HFI’s registration statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 29, 2026.

If you have any questions regarding this filing, please do not hesitate to contact me at (703) 907-6250.

Very truly yours
/s/ Natalya Zelensky
Natalya Zelensky
Secretary